Property and equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property and equipment

10	Property and equipment

The Company assesses at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no impairment indicatives of property and equipment as of and for the years ended December 31, 2025, 2024 and 2023. The following table shows the balances and movements in property and equipment during the years ended December 31, 2025, 2024 and 2023.

	Building	Machinery and equipment	Lands	Vehicles	Furniture and fixtures	IT equipment	Library books	Leasehold improvements	Construction in progress	Total
Cost
As of January 1, 2023	91,857	100,390	18,852	1,053	90,712	68,593	37,362	145,846	86,688	641,353
Additions	96	20,071	-	776	17,914	21,135	985	49	57,409	118,435
Business combination	-	7,729	-	-	4,384	734	1,329	10,741	63	24,980
Write-off (i)	-	(9,411)	-	(475)	(1,443)	(7,979)	(7,788)	(286)	-	(27,382)
Transfer	1,279	1,202	-	-	(708)	327	-	108,098	(110,198)	-
As of December 31, 2023	93,232	119,981	18,852	1,354	110,859	82,810	31,888	264,448	33,962	757,386
Additions	1,003	29,195	-	130	21,582	25,945	1,293	2,001	55,775	136,924
Business combination	2	2,528	-	-	289	736	372	1,782	-	5,709
Write-off (i)	-	(2,071)	-	(42)	(7,050)	(1,154)	-	-	-	(10,317)
Transfer	5,129	(226)	-	-	(862)	480	-	41,182	(45,703)	-
As of December 31, 2024	99,366	149,407	18,852	1,442	124,818	108,817	33,553	309,413	44,034	889,702
Additions	121	28,301	-	-	28,575	24,204	1,178	2,812	80,823	166,014
Write-off (i)	-	-	-	(435)	(1,220)	(2,536)	(80)	(6,781)	(7)	(11,059)
Transfer	9,015	275	-	-	1,110	(754)	-	46,018	(55,664)	-
As of December 31, 2025	108,502	177,983	18,852	1,007	153,283	129,731	34,651	351,462	69,186	1,044,657

Depreciation
As of January 1, 2023	(5,751)	(20,630)	-	288	(10,349)	(21,837)	(22,888)	(18,099)	-	(99,266)
Depreciation	(4,242)	(14,900)	-	(325)	(12,556)	(13,286)	(3,327)	(26,271)	-	(74,907)
Write-off (i)	118	6,684	-	235	2,528	8,254	7,563	90	-	25,472
Transfer	196	3	-	-	-	(3)	-	(196)	-	-
As of December 31, 2023	(9,679)	(28,843)	-	198	(20,377)	(26,872)	(18,652)	(44,476)	-	(148,701)
Depreciation	(4,188)	(17,684)	-	(377)	(12,778)	(15,608)	(3,058)	(36,604)	-	(90,297)
Write-off (i)	-	1,491	-	42	4,593	1,150	-	502	-	7,778
Transfer	(95)	(74)	-	-	482	(165)	-	(148)	-	-
As of December 31, 2024	(13,962)	(45,110)	-	(137)	(28,080)	(41,495)	(21,710)	(80,726)	-	(231,220)
Depreciation	(4,962)	(18,197)	-	(304)	(15,989)	(20,514)	(3,002)	(46,981)	-	(109,949)
Write-off (i)	-	881	-	301	1,055	1,545	80	4,135	-	7,997
As of December 31, 2025	(18,924)	(62,426)	-	(140)	(43,014)	(60,464)	(24,632)	(123,572)	-	(333,172)

Net book value
As of December 31, 2025	89,578	115,557	18,852	867	110,269	69,267	10,019	227,890	69,186	711,485
As of December 31, 2024	85,404	104,297	18,852	1,305	96,738	67,322	11,843	228,687	44,034	658,482

(i)	Refers to items written-off as result of lack of expectation of future use, in connection with the Company’s physical inventory procedures.